Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE	$ 33	$ 23	$ 55	$ 479
OPERATING EXPENSES:
Research and development expenses	878	392	1,517	712	$ 741	$ 1,299
Selling and marketing expenses	431	95	973	399	639	524
General and administration expenses	2,992	183	4,183	879	2,196	1,542
TOTAL OPERATING EXPENSES	4,301	670	6,673	1,990	3,576	3,444
OPERATING LOSS	(4,268)	(647)	(6,618)	(1,511)	(3,078)	(3,444)
OTHER INCOME (EXPENSE)
Interest and bank fees	(24)	(3)	(36)	(13)	(18)	(440)
Unrealized gain (loss) on foreign exchange	(2)	0	1	0	37	(134)
Other (expense), net	5	0	(22)	(2)	457	173
LOSS BEFORE INCOME TAX	(4,289)	(650)	(6,675)	(1,526)	(2,602)	(3,904)
Income tax provision	0	0	0	0	1	(0)
NET LOSS AND COMPREHENSIVE LOSS	$ (4,289)	$ (650)	$ (6,675)	$ (1,526)	$ (2,603)	$ (3,904)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.61)	$ (0.18)	$ (1.15)	$ (0.49)	$ (0.81)	$ (27.2)
WEIGHTED AVERAGE NUMBER OF SHARES OF COMMON STOCK OUTSTANDING, BASIC AND DILUTED (in shares)	7,080,897	3,678,906	5,828,054	3,083,214	3,233,270	143,525